Net revenue from services (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Revenue From Services [Line Items]
Revenue From Contracts With Customers, Before Tax	$ 381,730	$ 374,204	$ 327,617
Revenue from contracts with customers	381,730	374,204	327,617
BRAZIL
Disclosure Of Revenue From Services [Line Items]
Revenue from contracts with customers	69,900	63,574	50,177
VIRGIN ISLANDS, BRITISH
Disclosure Of Revenue From Services [Line Items]
Revenue from contracts with customers	0	0	23
CAYMAN ISLANDS
Disclosure Of Revenue From Services [Line Items]
Revenue from contracts with customers	168,549	202,710	215,296
CHILE
Disclosure Of Revenue From Services [Line Items]
Revenue from contracts with customers	40,014	51,058	53,032
COLOMBIA
Disclosure Of Revenue From Services [Line Items]
Revenue from contracts with customers	19,417	14,674	1,993
UNITED KINGDOM
Disclosure Of Revenue From Services [Line Items]
Revenue from contracts with customers	77,149	35,974	713
UNITED STATES
Disclosure Of Revenue From Services [Line Items]
Revenue from contracts with customers	3,270	3,318	4,168
URUGUAY
Disclosure Of Revenue From Services [Line Items]
Revenue from contracts with customers	3,431	2,896	2,215
Management fees
Disclosure Of Revenue From Services [Line Items]
Revenue From Contracts With Customers, Before Tax	326,851	287,166	247,529
Incentive fees
Disclosure Of Revenue From Services [Line Items]
Revenue From Contracts With Customers, Before Tax	14,010	13,788	4,051
Performance fees
Disclosure Of Revenue From Services [Line Items]
Revenue From Contracts With Customers, Before Tax	30,980	62,324	73,295
Fund fees
Disclosure Of Revenue From Services [Line Items]
Revenue From Contracts With Customers, Before Tax	371,841	363,278	324,875
Advisory and other ancillary fees
Disclosure Of Revenue From Services [Line Items]
Revenue From Contracts With Customers, Before Tax	$ 9,889	$ 10,926	$ 2,742